Property, plant, and equipment (Tables)	11 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Depreciation is calculated based on cost, less residual value, in equal annual installments over their estimated useful lives as follows. The residual value, if not insignificant, is reassessed annually.

Leasehold improvements	Over the period of the remaining lease
Laboratory equipment	2-10 years
Office and IT equipment	3-5 years
Property, plant and equipment consisted of the following:

	December 31, 2019	January 31, 2019	January 31, 2018
	(In thousands)
Laboratory equipment	$638	$445	$423
Office and IT equipment	654	651	689
Leasehold improvements	250	248	269
	1,542	1,344	1,381
Less accumulated depreciation and amortization	1,024	695	428
Property and equipment, net	$518	$649	$953